Related Party Transactions - Additional Information (Details) - USD ($)								1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 06, 2021	Jul. 28, 2021	Apr. 17, 2021	Jan. 19, 2021	Jan. 11, 2021	Oct. 27, 2020	Oct. 23, 2020	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Related Party Transaction [Line Items]
Common stock, shares subject to forfeiture									900,000
Share Holding Period Upon Closing Of Business Combination										1 year
Sale of Stock, Price Per Share										$ 12.00
Number Of Consecutive Trading Days										30 days
Minimum Share Holding Period Upon Closing Of Business Combination										150 days
Proceeds From Related Parties										$ 18,986
Working Capital Loans Outstanding										$ 150,000
Exercise price per warrant										$ 1.00
Repayments to sponsor									$ 25,000	$ 150,000
Promissory note — related party									150,000
Number of trading days										20 days
Maximum
Related Party Transaction [Line Items]
Exercise price per warrant										$ 2,000,000
Sponsor
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction										$ 120,000
Sponsor | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument Face Amount							$ 150,000
Debt instrument, payment terms										The Promissory Note was non-interest bearing and payable on the earlier of (i) June 30, 2021, (ii) the consummation of the IPO, (iii) the abandonment of the IPO and (iv) an Event of Default (as defined in the Promissory Note).
Promissory note - related party									$ 150,000	$ 0
Repayments to sponsor		$ 150,000
Debt instrument, maturity date							Jun. 30, 2021
Sponsor | New Promissory Note [Member]
Related Party Transaction [Line Items]
Exercise price per warrant	$ 1.00
Debt Instrument Face Amount	$ 300,000
Debt instrument, maturity date	Jan. 14, 2023
Promissory note — related party										150,000
Sponsor | Maximum
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					$ 10,000
Griid Holdco LLC [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 400,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			0.50%
Deucalion Partners, LLC [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Description			The units will vest as to one-fourth on April 16, 2022, and 1/36th on the 17th day of each month thereafter
Founder Shares
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, shares					6,900,000
Common stock dividend, shares					1,150,000
Ownership percentage of initial stockholders					20.00%
Common stock, shares not subject to forfeiture				900,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Related party offering costs								$ 25,000		$ 25,000
Issuance of common stock to Sponsor, shares								5,750,000
Founder Shares | Independent Directors
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, shares						10,000
Founder Shares | Industry Advisors
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, shares						7,500
Founder Shares | Advisor | Maximum
Related Party Transaction [Line Items]
Common stock, shares subject to forfeiture					900,000